Subordinated liabilities	12 Months Ended
Dec. 31, 2025
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

Accounting for subordinated liabilities Subordinated liabilities are measured at amortised cost, using the effective interest method under IFRS 9.

	2025	2024
	£m	£m
As at 1 January	11,921	10,494
Issuances	1,772	1,870
Redemptions	(727)	(476)
Other	(12)	33
As at 31 December	12,954	11,921
Issuances of £1,772m comprise £1,045m EUR 4.616% Fixed Rate Resetting Subordinated Callable Notes  issued externally by Barclays
PLC and £727m mezzanine and junior securitisation notes issued externally by a Barclays securitisation special purpose vehicle (SPV).
Redemptions of £727m comprise £500m GBP 3.750% Fixed Rate Resetting Subordinated Callable Notes, £115m SGD 3.750% Fixed Rate
Resetting Subordinated Callable Notes  issued externally by Barclays PLC, £112m USD Floating Rate Notes issued externally by a Barclays subsidiary,
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.
Subordinated liabilities include accrued interest and none of the Group's subordinated liabilities are secured other than the £732m subordinated notes.

Dated subordinated liabilities[1]
			2025	2024
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
3.750% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	—	483
3.750% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	—	117
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,522	1,580
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	876	810
4.836% Fixed Rate Subordinated Notes (USD 2,000m)	2027	2028	1,472	1,535
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m)	2027	2032	1,023	1,010
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,063	1,088
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	657	663
6.158% Fixed to Floating Tier 2 Subordinated Callable notes (AUD 500m)	2030	2035	249	248
Floating Rate Tier 2 Subordinated Callable Notes (AUD 500m)	2030	2035	249	248
4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m)	2031	2036	1,371	1,324
4.616% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m)	2032	2037	1,126	—
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2033	2034	1,105	1,146
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	562	590
Barclays Bank PLC issued
5.75% Fixed Rate Subordinated Notes (GBP 274m)		2026	279	279
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	71	76
6.33% Subordinated Notes (GBP 50m)		2032	46	45
Subordinated Floating Rate Notes (EUR 68m)		2040	59	56
External issuances by other subsidiaries			492	623
External issuances by Barclays securitisation SPV		2036	732	—
Total dated subordinated liabilities			12,954	11,921
Note:
1Instrument values are disclosed to the nearest million.
Dated subordinated liabilities
Dated subordinated liabilities are issued by Barclays PLC, Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:
Subordination
Dated subordinated liabilities issued by Barclays PLC rank behind the claims against Barclays PLC of unsecured unsubordinated creditors, but before the claims of the holders of its equity.
All dated subordinated liabilities externally issued by Barclays Bank PLC rank behind the claims against Barclays Bank PLC of depositors and other unsecured unsubordinated creditors, but before the claims of the holders of its equity. The dated subordinated liabilities externally issued by Barclays Bank PLC subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.
The dated subordinated liabilities issued externally by a Barclays Bank UK securitisation SPV are asset backed securities with limited recourse obligations against the SPV’s assets. The junior and mezzanine notes rank behind the senior notes issued by the Barclays Bank UK
SPV. Noteholders will have no recourse to Barclays Bank UK PLC as a source of payment.
Maturity
Dated floating rate subordinated liabilities  externally issued by Barclays Bank PLC subsidiaries £492m( 2024:£623m)  with maturities ranging from 2026 to 2032.
Interest
Interest on the Floating Rate Notes is fixed periodically in advance, based on the related market rates.
Interest on Fixed Rate Notes is set by reference to market rates at the time of issuance and fixed until maturity.
Interest on the 3.811% USD Fixed Rate Resetting Subordinated Callable notes, 1.125%  EUR Fixed Rate Resetting Subordinated Callable
Notes, 3.564% USD Fixed Rate Resetting Subordinated Callable Notes, 4.973% EUR Fixed Rate Resetting Tier2 Subordinated Callable
Notes, 4.616% EUR Fixed Rate Resetting Subordinated Callable Notes , and the 8.407% GBP Fixed Rate Resetting Subordinated Callable
Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate. Interest on the 5.088% USD Fixed-to-Floating Rate Subordinated Callable Notes, 6.158% AUD
Fixed to Floating Tier 2 Subordinated Callable notes and 7.119% USD Fixed-to-Floating Rate Subordinated Callable Notes are fixed until the call date. After the call date, in the event that they are not redeemed, the interest rate will reset periodically in advance based on market rates.
Repayment
Those subordinated liabilities with a call date are repayable at the option of the issuer on such call date in accordance with the conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2025 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations.
Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior consent of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.
There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.